UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.7%
New Jersey - 100.7%
Barnegat Township,
GO, Refunding	3.00	5/15/18	200,000		200,737
Bergen County Improvement Authority,
MFHR (Kentshire Apartments Project)
(LOC; FNMA)	1.04	3/7/18	3,200,000	[a]	3,200,000
Bergen County Improvement Authority,
School District Revenue (Elmwood
Park Board Education Project)	3.00	8/1/18	175,000		176,172
Berkeley Township,
BAN, Refunding	2.00	5/17/18	205,000		205,341
Bridgewater Township,
GO, Refunding	2.00	4/1/18	245,000		245,105
Bridgewater-Raritan Regional School
District,
GO, Refunding	4.00	5/1/18	200,000		200,958
Burlington County Bridge Commission,
Lease Revenue	2.00	4/24/18	610,000		610,536
Burlington County Bridge Commission,
Revenue, Refunding	2.00	4/24/18	320,000		320,279
Burlington County Bridge Commission,
Revenue, Refunding	3.00	8/15/18	100,000		100,686
Camden County Improvement
Authority,
Special Revenue (Congregation Beth
El Project) (LOC; TD Bank)	1.14	3/7/18	2,180,000	[a]	2,180,000
Collingswood,
BAN	2.50	3/22/18	4,925,000		4,928,407
Edgewater,
BAN	2.00	7/20/18	1,000,000		1,002,183
Essex County,
GO, Refunding	4.00	5/1/18	625,000		627,927
Florence Township School District,
GO, Refunding	4.00	3/1/18	100,000		100,000
Guttenberg,
BAN, Refunding	2.50	3/15/18	5,000,000		5,002,437
Hoboken,
BAN	3.00	3/12/18	275,000		275,131
Hudson County,
GO Notes	4.00	9/4/18	100,000		101,295
Hudson County,
GO, Refunding	3.00	3/15/18	100,000		100,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.7% (continued)
New Jersey - 100.7% (continued)
Middlesex County,
GO, Refunding	4.00	6/15/18	230,000		231,660
Montville Township School District,
GO, Refunding	5.00	7/15/18	135,000		136,758
New Jersey Economic Development
Authority,
Economic Development Revenue,
Refunding (Jewish Community
Foundation MetroWest Inc. Project)
(LOC; Wells Fargo Bank NA)	1.27	3/7/18	3,300,000	[a]	3,300,000
New Jersey Economic Development
Authority,
EDR (Marco Holdings, LLC Project)
(LOC; Wells Fargo Bank)	1.32	3/7/18	505,000	[a]	505,000
New Jersey Economic Development
Authority,
EDR (Maroukian Realty, LLC Project)
(LOC; TD Bank)	1.18	3/7/18	295,000	[a]	295,000
New Jersey Economic Development
Authority,
EDR (Paddock Realty, LLC Project)
(LOC; Wells Fargo Bank)	1.32	3/7/18	1,755,000	[a]	1,755,000
New Jersey Economic Development
Authority,
EDR (Volunteers of America Delaware
Valley Property, Inc. Project) (LOC; TD
Bank)	1.14	3/7/18	295,000	[a]	295,000
New Jersey Economic Development
Authority,
EDR, Refunding (RDR Investment
Company LLC Project) (LOC;
JPMorgan Chase Bank)	1.30	3/7/18	670,000	[a]	670,000
New Jersey Economic Development
Authority,
PCR, Refunding (Exxon Project)	1.07	3/1/18	3,400,000	[a]	3,400,000
New Jersey Economic Development
Authority,
Revenue (Developmental Disabilities
Association of New Jersey Inc. Project)
(LOC; Wells Fargo Bank)	1.27	3/7/18	800,000	[a]	800,000
New Jersey Economic Development
Authority,
Revenue (ESARC, Inc. Project)
(Liquidity Facility; TD Bank)	1.08	3/7/18	1,740,000	[a]	1,740,000
New Jersey Economic Development
Authority,
Revenue (Falcon Safety Products, Inc.
Project) (LOC; PNC Bank NA)	1.23	3/7/18	525,000	[a]	525,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.7% (continued)
New Jersey - 100.7% (continued)
New Jersey Economic Development
Authority,
Revenue (MZR Real Estate, L. P.
Project) (LOC; Wells Fargo Bank)	1.32	3/7/18	4,180,000	[a]	4,180,000
New Jersey Economic Development
Authority,
Revenue (MZR Real Estate, L. P.
Project) (LOC; Wells Fargo Bank)	1.32	3/7/18	2,845,000	[a]	2,845,000
New Jersey Economic Development
Authority,
Revenue (Oak Hill Academy Project)
(LOC; Wells Fargo Bank)	1.27	3/7/18	660,000	[a]	660,000
New Jersey Economic Development
Authority,
Revenue (Parke Place Associates, LLC
Project) (LOC; TD Bank)	1.18	3/7/18	3,570,000	[a]	3,570,000
New Jersey Economic Development
Authority,
Revenue (Pennington Montessori
School Project) (LOC; Wells Fargo
Bank)	1.27	3/7/18	525,000	[a]	525,000
New Jersey Economic Development
Authority,
Revenue (Somerset Hills YMCA
Project) (LOC; TD Bank)	1.14	3/7/18	1,420,000	[a]	1,420,000
New Jersey Economic Development
Authority,
Revenue (Young Men's Christian
Association of Metuchen Project)
(LOC; Wells Fargo Bank)	1.27	3/7/18	450,000	[a]	450,000
New Jersey Health Care Facilities
Financing Authority,
New Jersey Health Care Facilities
Financing Authority, Revenue (AHS
Hospital Corporation Issue) (LOC;
JPMorgan Chase Bank)	1.10	3/7/18	1,900,000	[a]	1,900,000
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue) (LOC;
Bank of America)	1.10	3/7/18	3,100,000	[a]	3,100,000
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Health System
Obligated Group Issue) (LOC;
JPMorgan Chase Bank)	1.10	3/7/18	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.7% (continued)
New Jersey - 100.7% (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Nursing and
Rehabilitation, Inc.) (LOC; JPMorgan
Chase Bank)	1.14	3/7/18	280,000	[a]	280,000
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue) (LOC;
TD Bank)	1.15	3/7/18	150,000	[a]	150,000
New Jersey Housing & Mortgage Finance
Agency,
Revenue, Refunding (Multi-Family
Housing)	1.05	5/1/18	1,000,000		999,041
New Jersey Housing and Mortgage
Finance Agency,
MFHR (LOC; Citibank NA)	1.07	3/7/18	940,000	[a]	940,000
New Jersey Housing and Mortgage
Finance Agency,
Multi-Family Revenue (LOC; Bank of
America)	1.12	3/7/18	3,400,000	[a]	3,400,000
New Jersey Housing and Mortgage
Finance Agency,
SFHR (Liquidity Facility; Bank of
America)	1.12	3/7/18	2,800,000	[a]	2,800,000
Nutley,
BAN	2.00	5/1/18	5,000,000		5,005,938
Ocean County,
GO Notes	4.00	8/1/18	150,000		151,612
Plainfield,
BAN	2.00	8/28/18	450,000		451,233
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)
(Citigroup ROCS, Series RR II R-
14086) (Liquidity Facility; Citibank
NA)	1.15	3/7/18	2,050,000[a,b,c]		2,050,000
Rutgers State University,
Revenue, Refunding	4.00	5/1/18	100,000		100,416
Springfield Township of Burlington
County,
GO, Refunding	4.00	8/15/18	100,000		101,190
Tender Option Bond Trust Receipts
(Series 2015-XF2163), 10/15/23,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank
NA)	1.11	3/7/18	1,220,000[a,b,c]		1,220,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 100.7% (continued)
New Jersey - 100.7% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XF2360), 10/15/23,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank
NA)	1.11	3/7/18	1,500,000[a,b,c]	1,500,000
Tender Option Bond Trust Receipts
(Series 2016-XF2370), 6/15/30,
(New Jersey Transportation Trust
Fund Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.12	3/7/18	6,170,000[a,b,c]	6,170,000
Tender Option Bond Trust Receipts
(Series 2016-XF2393), 6/15/41,
(New Jersey Economic Development
Authority, School Facilities
Construction Revenue) (Liquidity
Facility; Barclays Bank PLC and LOC;
Barclays Bank PLC)	1.12	3/7/18	3,750,000[a,b,c]	3,750,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0468), 6/15/19,
(New Jersey Transportation Trust
Fund Authority (Transportation
System)) (LOC; Royal Bank of Canada)	1.14	3/7/18	5,000,000[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470), 7/1/20,
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank
of Canada)	1.14	3/7/18	5,000,000[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2017-ZF2477), 11/1/21,
Revenue, Refunding (Rutgers
University) (Liquidity Facility;
Citibank NA)	1.10	3/7/18	1,900,000[a,b,c]	1,900,000
Tender Option Bond Trust Receipts
(Series 2017-ZF2479), 6/15/20,
(Liquidity Facility; Citibank NA)	1.09	3/7/18	2,345,000[a,b,c]	2,345,000
Union County,
BAN	2.25	6/22/18	250,000	250,631
Union County,
GO, Refunding	5.00	3/1/18	330,000	330,000
Wanaque Borough,
BAN	2.25	3/30/18	810,000	810,725
Warren County,
GO, Refunding	2.75	5/15/18	300,000	300,913
Willingboro Township,
GO Notes	3.00	8/1/18	620,000	623,838
Woodbridge Township,
BAN	2.00	8/17/18	450,000	451,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 100.7% (continued)
New Jersey - 100.7% (continued)
Woodbridge Township,
BAN	2.50	8/17/18	595,000	597,981
Wyckoff Township School District,
GO, Refunding	4.00	4/1/18	220,000	220,517
Total Investments (cost $103,780,924)			100.7%	103,780,924
Liabilities, Less Cash and Receivables			(0.7%)	(702,584)
Net Assets			100.0%	103,078,340

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to $28,935,000 or 28.07% of net assets.
[c] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	103,780,924
Level 3 - Significant Unobservable Inputs	-
Total	103,780,924

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)